13F-HR
   06/30/03

   CIK                       0000878080
   CCC                       x2rtt$mv



   SUBMISSION-CONTACT
         NAME                CHRISTINE KUJAN
         PHONE               814-835-7097


   Attached Documents Page (2)

         FORM 13F







                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):	[   ]  is a restatement.
        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presque Isle Capital Management, Inc.
Address:	                            3939 West Ridge Road
		Suite B30
		Erie, PA  16506

13F File Number:	28-2939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John F. Trettel
Title:		President
Phone:		814-835-7097
Signature, Place, and Date of Signing

        John F. Trettel
        Erie, PA
        August 27, 2003
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $33,632,000


List of Other Included Managers:

No.	13F File Number		Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE

AOL Time Warner Inc            com              00184A105    606   37666   sh       sole             37666       0      0
Abbott Labs                    com              002824100    326    7450   sh       sole              7450       0      0
Ameriserv Finl Inc             com              03074A102    603  158569   sh       sole            158569       0      0
Amgen Inc                      com              031162100    825   12518   sh       sole             12518       0      0
Applied Matls Inc              com              038222105    327   20620   sh       sole             20620       0      0
Bank One Corp                  com              06423A103    781   21000   sh       sole             21000       0      0
BellSouth Inc                  com              079860102    612   23000   sh       sole             23000       0      0
Biomet Inc                     com              090613100    516   17975   sh       sole             17975       0      0
Bristol Myers Squibb Co        com              110122108   1317   48503   sh       sole             48503       0      0
Capital Environmental Resour   com              14008M104    446  111800   sh       sole            111800       0      0
Cisco Sys Inc                  com              17275R102   1583   94298   sh       sole             94298       0      0
Citigroup Inc                  com              172967101   1097   25620   sh       sole             25620       0      0
Corning Inc                    com              219350105    400   54140   sh       sole             54140       0      0
Cytyc Corp                     com              232946103    230   21765   sh       sole             21765       0      0
DQE Inc                        com              23329J104    207   13730   sh       sole             13730       0      0
Disney Walt Co                 com              254687106    310   15695   sh       sole             15695       0      0
EMC Corp Mass                  com              268648102    404   38570   sh       sole             38570       0      0
Empire Dist Elec Co            com              291641108    309   14200   sh       sole             14200       0      0
Exxon Mobil Corp               com              30231G102   1113   30992   sh       sole             30992       0      0
Federal Natl Mtg Assn          com              313586109    600    8900   sh       sole              8900       0      0
FleetBoston Finl Corp          com              339030108    688   23141   sh       sole             23141       0      0
General Elec Co                com              369604103   2126   74139   sh       sole             74139       0      0
Great Plains Energy Inc        com              391164100    297   10300   sh       sole             10300       0      0
Hewlett Packard Co             com              428236103    941   44188   sh       sole             44188       0      0
Hospitality PPTYS TR           com SH BEN INT   44106M102    216    6900   sh       sole              6900       0      0
Intel Corp                     com              458140100   2090  100440   sh       sole            100440       0      0
International Business Machs   com              459200101   1277   15473   sh       sole             15473       0      0
Johnson & Johnson              com              478160104   1806   34924   sh       sole             34924       0      0
Lilly Eli & Co                 com              532457108    691   10015   sh       sole             10015       0      0
Lowes Cos Inc                  com              548661107    329    7650   sh       sole              7650       0      0
Medtronic Inc                  com              585055106    662   13800   sh       sole             13800       0      0
Mellon Finl Corp               com              58551A108    286   10300   sh       sole             10300       0      0
Merck & Co Inc                 com              589331107   1680   27744   sh       sole             27744       0      0
Microsoft Corp                 com              594918104   1723   67200   sh       sole             67200       0      0
Motorola Inc                   com              620076109    445   47150   sh       sole             47150       0      0
Nokia Corp                     Sponsored ADR    654902204    260   15850   sh       sole             15850       0      0
PNC Finl Svcs Group Inc        com              693475105    454    9310   sh       sole              9310       0      0
Pepsico Inc                    com              713448108    490   11005   sh       sole             11005       0      0
Pfizer Inc                     com              717081103   1524   44641   sh       sole             44641       0      0
Procter & Gamble Co            com              742718109    227    2550   sh       sole              2550       0      0
SBC Communications Inc         com              78387G103    481   18827   sh       sole             18827       0      0
Texas Instrs Inc               com              882508104    744   42260   sh       sole             42260       0      0
Verizon Communications         com              92343V104    532   13475   sh       sole             13475       0      0
Vodafone Group PLC New         Sponsored ADR    92857W100    339   17245   sh       sole             17245       0      0
Weight Watchers Intl Inc New   com              948626106    291    6400   sh       sole              6400       0      0
Wyeth                          com              983024100    421    9250   sh       sole              9250       0      0

/TEXT
/DOCUMENT
/SUBMISSION